MATERIALS AND SUPPLIES	12 Months Ended
Dec. 31, 2018
MATERIALS AND SUPPLIES [abstract]
Disclosure of materials and supplies

MATERIALS AND SUPPLIES

	2017	2018
	RMB’000	RMB’000

Raw materials	185,639	160,048
Reusable rail-line track materials	76,017	75,415
Accessories	67,493	59,261
Retailing consumables	1,578	1,493
	330,727	296,217

The costs of materials and supplies consumed by the Group during the year were recognised as "operating expenses" in the amount of RMB1,658,327,000 (2017: RMB1,627,992,000).

As at 31 December 2018, the balance of the provision for writing down the materials and supplies to their net realisable values was approximately RMB37,820,000 (2017: RMB28,466,000). During the year, additional provision of RMB19,128,000 was made, RMB7,767,000 was reversed and RMB2,007,000 was written off arising from realization of losses in the disposal of these assets (2017: RMB7,844,000, nil and RMB3,354,000).